UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Darren G. Johnson
Title:     Vice President & Trust Officer
Phone:     (215) 721-2549

Signature, Place, and Date of Signing:

     /s/  Darren G. Johnson     Souderton, PA     July 26, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-03779 - Name Change - FormerlyUnion National Bank & Trust Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     75

Form13F Information Table Value Total:     $214,493 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     2542    58283 SH       OTHER                   58283        0        0
ADOBE SYS INC                  COM              00724F101     3842   126555 SH       OTHER                  126555        0        0
AETNA INC NEW                  COM              00817Y108     3739    93640 SH       OTHER                   93640        0        0
AIR PRODS & CHEMS INC          COM              009158106     4004    62645 SH       OTHER                   62225      420        0
ALCOA INC                      COM              013817101      398    12290 SH       OTHER                   12290        0        0
ALLIED IRISH BKS P L C         SPON ADR ORD     019228402      223     4608 SH       SOLE                     4608        0        0
ALLSTATE CORP                  COM              020002101     4018    73417 SH       OTHER                   73417        0        0
ALLTEL CORP                    COM              020039103     1525    23885 SH       OTHER                   22765     1120        0
AMGEN INC                      COM              031162100     2893    44350 SH       OTHER                   43325     1025        0
ANADARKO PETE CORP             COM              032511107     2281    47835 SH       OTHER                   47835        0        0
APPLE COMPUTER INC             COM              037833100     4331    75625 SH       OTHER                   75625        0        0
AT&T INC                       COM              00206R102      899    32247 SH       OTHER                   32247        0        0
BANK OF AMERICA CORPORATION    COM              060505104     4678    97262 SH       OTHER                   96887      375        0
BB&T CORP                      COM              054937107     1033    24831 SH       OTHER                   24831        0        0
BELLSOUTH CORP                 COM              079860102      376    10385 SH       OTHER                    9330     1055        0
BEST BUY INC                   COM              086516101     4098    74718 SH       OTHER                   74718        0        0
CATERPILLAR INC DEL            COM              149123101     3334    44759 SH       OTHER                   44759        0        0
CHEVRON CORP NEW               COM              166764100      355     5728 SH       OTHER                    5728        0        0
CISCO SYS INC                  COM              17275R102      853    43695 SH       OTHER                   38825     4870        0
CIT GROUP INC                  COM              125581108     3883    74250 SH       OTHER                   74250        0        0
CITIGROUP INC                  COM              172967101     2401    49758 SH       OTHER                   49448      310        0
COCA COLA CO                   COM              191216100      354     8235 SH       OTHER                    8235        0        0
COMCAST CORP NEW               CL A SPL         20030N200      818    24953 SH       OTHER                   24953        0        0
COMMUNITY BKS INC MILLERSBUR   COM              203628102      356    13705 SH       OTHER                   13705        0        0
CONOCOPHILLIPS                 COM              20825C104     4480    68366 SH       OTHER                   67211     1155        0
E M C CORP MASS                COM              268648102     1147   104541 SH       OTHER                  104541        0        0
EATON CORP                     COM              278058102      492     6519 SH       SOLE                     6519        0        0
EBAY INC                       COM              278642103     1185    40465 SH       OTHER                   40465        0        0
EXELON CORP                    COM              30161N101     5958   104831 SH       OTHER                  104831        0        0
EXXON MOBIL CORP               COM              30231G102     4382    71428 SH       OTHER                   70802      626        0
FEDEX CORP                     COM              31428X106      298     2549 SH       SOLE                     2134      415        0
FRANKLIN RES INC               COM              354613101     2618    30155 SH       OTHER                   30155        0        0
GENERAL ELECTRIC CO            COM              369604103     4415   133941 SH       OTHER                  133076      865        0
GENERAL MLS INC                COM              370334104     1899    36765 SH       OTHER                   35515     1250        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     5346    95805 SH       OTHER                   95805        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     4705    31280 SH       OTHER                   31160      120        0
HARLEYSVILLE NATL CORP PA      COM              412850109     4437   209179 SH       OTHER                  209179        0        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      244    14174 SH       OTHER                   14174        0        0
HONEYWELL INTL INC             COM              438516106     2863    71050 SH       OTHER                   70485      565        0
INTEL CORP                     COM              458140100      861    45340 SH       OTHER                   39700     5640        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1433    18653 SH       OTHER                   18548      105        0
JOHNSON & JOHNSON              COM              478160104     3642    60781 SH       OTHER                   58456     2325        0
JP MORGAN CHASE & CO           COM              46625H100      266     6323 SH       OTHER                    4748     1575        0
KINDER MORGAN INC KANS         COM              49455P101      796     7965 SH       OTHER                    6690     1275        0
KNBT BANCORP INC               COM              482921103      232    14045 SH       SOLE                    14045        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     1028    13630 SH       OTHER                   13605       25        0
MCGRAW HILL COS INC            COM              580645109     4473    89055 SH       OTHER                   89055        0        0
MEDTRONIC INC                  COM              585055106     1330    28355 SH       OTHER                   26925     1430        0
MERCK & CO INC                 COM              589331107      664    18234 SH       OTHER                   18234        0        0
MICROSOFT CORP                 COM              594918104      219     9360 SH       OTHER                    5575     3785        0
MORGAN STANLEY                 COM NEW          617446448      455     7197 SH       OTHER                    6377      820        0
MOTOROLA INC                   COM              620076109     2151   106740 SH       OTHER                  106740        0        0
NATIONAL PENN BANCSHARES INC   COM              637138108      396    19936 SH       OTHER                   19936        0        0
NIKE INC                       CL B             654106103     1500    18515 SH       OTHER                   18515        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2658    49940 SH       OTHER                   49940        0        0
PARKER HANNIFIN CORP           COM              701094104      279     3600 SH       SOLE                     3600        0        0
PEPSICO INC                    COM              713448108     4813    80155 SH       OTHER                   79880      275        0
PNC FINL SVCS GROUP INC        COM              693475105     1027    14630 SH       OTHER                   13435     1195        0
PPL CORP                       COM              69351T106     5980   185146 SH       OTHER                  185146        0        0
PROCTER & GAMBLE CO            COM              742718109     5316    95603 SH       OTHER                   95443      160        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106     1745    26396 SH       OTHER                   26396        0        0
QUALCOMM INC                   COM              747525103     4355   108682 SH       OTHER                  108682        0        0
ROYAL BANCSHARES PA INC        CL A             780081105      295    12134 SH       SOLE                    12134        0        0
SCHLUMBERGER LTD               COM              806857108     4525    69505 SH       OTHER                   68395     1110        0
STARBUCKS CORP                 COM              855244109     4505   119305 SH       OTHER                  116965     2340        0
STRYKER CORP                   COM              863667101     1667    39580 SH       OTHER                   39455      125        0
SYSCO CORP                     COM              871829107      371    12135 SH       OTHER                   11805      330        0
TEXAS INSTRS INC               COM              882508104     2919    96365 SH       OTHER                   96365        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     5244    82685 SH       OTHER                   82685        0        0
UNIVEST CORP PA                COM              915271100    31811  1151753 SH       OTHER                 1151753        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     3150    47350 SH       OTHER                   47270       80        0
VERIZON COMMUNICATIONS         COM              92343V104     2570    76727 SH       OTHER                   76727        0        0
WACHOVIA CORP 2ND NEW          COM              929903102     5919   109457 SH       OTHER                  108607      850        0
WALGREEN CO                    COM              931422109     3443    76775 SH       OTHER                   76570      205        0
WELLS FARGO & CO NEW           COM              949746101     4752    70837 SH       OTHER                   70482      355        0